SUBSEQUENT EVENT	3 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 11        SUBSEQUENT EVENT

On February 11, 2025, the Company entered into a third agreement with Forward China to convert $225,000 of amounts due to Forward China into 225 shares of Series A-1 convertible preferred stock with a stated value of $1,000 per share. This conversion agreement was affected to raise the Company’s shareholders’ equity to the amount necessary to meet the Stockholders’ Equity Rule. See Notes 6 and 8.